Share Plans (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

	December 31
In millions	2014	2013	2012
Restricted stock units	$22.6	$20.2	$24.2
Stock options	11.0	10.9	11.6
Total share-based compensation expense	$33.6	$31.1	$35.8

Stock Option Activity
The following table summarizes stock option activity under all plans for the year ended December 31, 2014:

Shares and intrinsic value in millions	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2014	6.2	$35.53
Granted	0.5	77.93
Exercised	(0.9)	35.53
Forfeited	(0.1)	49.29
Outstanding as of December 31, 2014	5.7	$39.08	5.1	$157.8
Options exercisable as of December 31, 2014	4.5	$33.53	4.2	$144.0
Options expected to vest as of December 31, 2014	1.2	$59.46	8.2	$13.8

Stock Option Fair Value Assumptions
We estimated the fair value of each stock option award on the date of grant using a Black-Scholes option pricing model, modified for dividends and using the following weighted average assumptions:

	December 31
	2014	2013	2012
	Granted by Pentair plans	Granted by Pentair plans	Assumed in Merger	Granted by Pentair plans
Risk-free interest rate	1.44%	0.69%	0.02 - 0.68%	0.96%
Expected dividend yield	1.46%	2.01%	2.12%	2.48%
Expected share price volatility	35.3%	36.0%	33.0%	36.5%
Expected term (years)	5.6	5.7	0.1 - 5.1	5.7

Restricted Stock Activity
The following table summarizes restricted stock unit activity under all plans for the year ended December 31, 2014:

Shares in millions	Number of shares	Weighted average grant date fair value
Outstanding as of January 1, 2014	1.3	$43.25
Granted	0.3	78.39
Vested	(0.4)	39.68
Forfeited	(0.1)	46.42
Outstanding as of December 31, 2014	1.1	$50.55